NOTES PAYABLE (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 MXN ($)	Aug. 25, 2023 CAD ($)	Jan. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 MXN ($)
Notes payable
Outstanding					$ 0					$ 6,262,000,000
Unsecured Term Loan | Unsecured Loan Facility
Notes payable
Total Facilities							$ 1,500,000,000
Revolving credit facility
Notes payable
Cost to maintain	$ 14,000,000	$ 14,000,000	$ 17,000,000
Notes payable
Notes payable
Denominated value				$ 0	0				$ 2,336,000,000	2,810,000,000
Revolving and demand credit facility
Notes payable
Total Facilities					11,600,000,000					12,900,000,000
TCPL | Revolving credit facility | Maturing December 2027
Notes payable
Total Facilities					3,000,000,000.0					3,000,000,000.0
Unused Capacity					3,000,000,000.0
TCPL | Notes payable
Notes payable
Outstanding					$ 0					$ 5,971,000,000
Weighted average interest rate per annum				0.00%	0.00%	0.00%			4.90%	4.90%	4.90%
Mexico subsidiary | Revolving credit facility
Notes payable
Total Facilities						$ 0		$ 5,000,000,000			$ 5,000,000,000.0
Unused Capacity						$ 0
Mexico subsidiary | Notes payable
Notes payable
Outstanding				$ 0	$ 0				$ 215,000,000	$ 291,000,000
Weighted average interest rate per annum				0.00%	0.00%	0.00%			6.00%	6.00%	6.00%
TCPL / TCPL USA | Revolving credit facility
Notes payable
Total Facilities					$ 2,000,000,000.0					$ 2,100,000,000
Unused Capacity					$ 1,000,000,000.0
TCPL / TCPL USA | Revolving credit facility | Maturing December 2023
Notes payable
Total Facilities				$ 2,500,000,000					$ 3,000,000,000.0
Unused Capacity				2,500,000,000
TCPL / TCPL USA | Revolving credit facility | Maturing December 2025
Notes payable
Total Facilities				2,500,000,000					$ 2,500,000,000
Unused Capacity				$ 2,500,000,000